Environmental Liabilities - Reconciliation between Undiscounted Basis of Environmental Liabilities and Amount Recognized on Consolidated Balance Sheets (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	$ 124	$ 137
Less: discounting environmental liabilities to present value	(2)	(4)
Discounted environmental liabilities	122	133
PCB [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	70	80
Less: discounting environmental liabilities to present value	(2)	(4)
Discounted environmental liabilities	68	76
Land Assessment and Remediation [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	54	57
Less: discounting environmental liabilities to present value	0	0
Discounted environmental liabilities	$ 54	$ 57